Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholder's Equity
5.	Stockholders’ Equity

The Company’s authorized capital consists of 200,000,000 shares of common stock with a par value of $0.00001 per share and 100,000,000 shares of preferred stock with a par value of $0.00001 per share.

There were no stock transactions during the twelve months ended December 31, 2014 and 2013.

Unaudited Interim [Member]
Stockholder's Equity
12.	Stockholder’s Equity

a)	The Company’s authorized capital consists of 200,000,000 shares of common stock with a par value of $0.00001 per share, 5,000,000 shares of Series A Preferred stock with a par value of $0.00001 per share and 5,000,000 shares of Preferred B stock with a par value of $0.00001 per share.

	Number of
Capital stock	Shares	Value

Common Shares:
Common shares issued and outstanding as at December 31, 2014	56,433,333	$564
Common shares of Papernuts issued as of December 31, 2014	1,220,165	798,586
Adjustment for Transaction / Elimination of Papernuts shares and the value of the Company’s capital stock	(1,220,165)	(564)
Shares issued to Papernuts Shareholders in connection with the Transaction	49,714,642	497
Reallocation of Papernuts share capital amounts to reflect the legal capitalization of Axiom subsequent to the transaction	-	(798,022)
Conversion of common shares to Series A and Series B preferred shares(i)	(40,000,000)	(400)
Issuance of common shares via private sale (c)	1,150,000	12
Shares issued for services (d)	100,000	1
Common Shares as at September 30, 2015	67,397,975	$674

Series A Preferred Shares
Series A preferred shares issued and outstanding as at December 31, 2014	-	$-
Conversion of common shares to Series A preferred shares(i)	2,666,668	27
Series A Preferred shares as at September 30, 2015	2,666,668	$27

Series B Preferred Shares
Axiom’s series B preferred shares issued and outstanding as at December 31, 2014	-	$-
Conversion of common shares to Series B preferred shares(i)	1,000,002	10
Series B Preferred shares as at September 30, 2015	1,000,002	$10

Capital stock as at September 30, 2015		$711

(i)	In March, 2015 the Company completed agreements with three directors of Papernuts for the cancellation of 40,000,000 Common Shares of the Company in exchange for a combination of newly issued multi-voting Series A Preferred Shares and multiple-voting Series B Preferred Shares.

As per the agreements, the 40,000,000 common shares were converted into 2,666,668 multiple-voting Series A Preferred Shares and 1,000,002 multiple-voting Series B Preferred Shares.

Series A Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred A Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series A Preferred Share shall have the right to one (1) vote for each Common Share into which such Series A Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series A Preferred Shares represent 7.7% of the total voting power of the Company’s shareholders.

Series B Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred B Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series B Preferred Share shall have the right to twenty-five (25) votes for each Common Share into which such Series B Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series B Preferred Shares represent 71.7% of the total voting power of the Company’s shareholders.

The Series A and Series B Preferred Shares are non-redeemable and have a par value of $0.00001 per share.

b)	Pursuant to the Share Exchange Agreement, the Company also issued warrants to purchase an aggregate of 5,650,000 shares of the Company’s common stock at exercise prices ranging from $0.056 to $0.075 per share to replace warrants previously held by Papernuts warrant holders (the “Warrants”). The Warrants are currently exercisable and may be exercised for a period of 24 months from the date of issuance, February 26, 2015. The Warrants were initially valued at $148,125 using the Black-Scholes pricing model assuming no expected dividends, a volatility of 100%, expected life of two years and a risk-free rate of 0.43%, the value of which is included in additional paid in capital. As at September 30, 2015 there were 5,650,000 warrants outstanding.

c)	In March, 2015 the Company received $270,000 from a private investor in a private sale in exchange for 900,000 shares of the Company’s common stock. In May, 2015 the Company received $75,000 from a private investor in a private sale in exchange for 250,000 shares of the Company’s common stock

d)	In September, 2015 the Company issued 100,000 common shares to an advisory firm for services rendered. The services were valued at $4,000.